Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

Note 33.Revenue

Nature of goods and services

The Group generates revenues from the sale of semiconductors secure chips and from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications. Products and services are sold principally separately but may also be sold in bundled packages.

The group also generates revenues by delivering custom ASIC (Application-Specific Integrated Circuit) design and development services during the pre-production phase, and by supplying manufactured ASIC chips during the production phase. These services and products are typically contracted separately but may also be bundled across multiple phases of the ASIC lifecycle.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g. licenses), or the Expected Cost-Plus Margin approach (e.g., PCS).

The following is a description of the principal activities from which the Group generates its revenue across all reportable segments.

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Semiconductors secure chips

Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

SaaS

The Group’s SaaS arrangements cover the provision of cloud-based certificates for authentication purposes such as Device Attestation Certificates (DACs) for MATTER Protocol, IoT Device-to-Cloud Authentication, or Device-to-Device Authentication. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable.

Where lifelong certificates are issued, the Group recognizes revenue when the certificate is delivered and usable by the customer.

Customers usually pay ahead of the service period; the paid amounts which have not yet been recognized as revenue are shown as deferred revenue on the balance sheet.

Software and INeS Certificate Management Platform

The Group provides software for certificates life-cycle management and signing and authentication solutions through its INeS Certificate Management Platform. The Group recognizes revenue when the software has been delivered or the platform has been set up, and PCS revenue over the service period which is usually one-year renewable.

Customers pay upon delivery of the software or over the PCS.

Implementation, integration and other services

The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelve non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.

ASIC Design

The services provided are structured into Work Packages (WPs), each representing a separate performance obligation. These could include services associated with the specification/ pre-study, design, prototyping or industrialization. Revenue is recognized over time using the cost-incurred method, as customers control the asset during development and the Group has a right to payment for performance to date. Payments are made progressively based on milestones and deliverables.

ASIC Production

Each purchase order for ASIC chips represents a distinct performance obligation to provide the specified quantity and type of chips. Revenue is recognized at a point in time, specifically, when control of the chip transfers to the customer upon delivery. The Company acts as principal, managing the full production process including subcontractor coordination, quality assurance, and logistics. Customers typically pay upon delivery.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical	At one point in time			Over time			Total
USD’000	payment	2025	2024	2023	2025	2024	2023	2025	2024	2023
Semiconductors Segment
Secure chips	Upon delivery	14,329	10,937	30,044	—	—	—	14,329	10,937	30,044
Certificates	Upon issuance	298	39	14	24	5	—	322	44	14
Total Semiconductors Segment		14,627	10,976	30,058	24	5	—	14,651	10,981	30,058
ASIC Segment
ASIC Design	Milestone based	—	—	—	3,522	—	—	3,522	—	—
ASIC Production	Upon delivery	79	—	—	—	—	—	79	—	—
Total ASIC Segment		79	—	—	3,522	—	—	3,601	—	—
Total Revenue		14,706	10,976	30,058	3,546	5	—	18,252	10,981	30,058

For the years ended December 31, 2025 and 2024, the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD’000	2025	2024	2023
Semiconductors Segment
Europe, Middle East and Africa	2,230	1,839	9,985
North America	9,147	7,500	16,531
Asia Pacific	3,180	1,642	3,466
Latin America	94	—	76
Total Semiconductors Segment revenue	14,651	10,981	30,058
ASIC Segment
Europe, Middle East and Africa	2,214	—	—
North America	1,340	—	—
Asia Pacific	47	—	—
Total ASIC Segment revenue	3,601	—	—
Total net sales	18,252	10,981	30,058

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivable
Trade accounts receivable – Semiconductors Segment	3,283	3,645
Trade accounts receivable – ASIC Segment	986	—
Total trade accounts receivable, net of allowance for credit losses	4,269	3,645
Contract assets – ASIC Segment	451	—
Total contract assets	451	—
Customer contract liabilities – Semiconductors Segment	4	83
Customer contract liabilities – ASIC Segment	1,596	—
Total customer contract liabilities - current	1,600	83
Deferred revenue
Deferred revenue – Semiconductors Segment	21	5
Deferred revenue – ASIC Segment	4	—
Total deferred revenue	25	5
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the period	5	—

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liabilities are primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of December 31, 2025, approximately USD 399,000 is expected to be recognized from remaining performance obligations for contracts. We expect to recognize revenue for these remaining performance obligations in 2026.